SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)																					1 Months Ended						5 Months Ended	12 Months Ended
		Dec. 05, 2025	Aug. 25, 2025	Apr. 24, 2025	Feb. 26, 2025	Oct. 07, 2024	Jun. 29, 2024	Mar. 01, 2024	Feb. 21, 2024	Jan. 31, 2024	Jan. 30, 2024	Jan. 09, 2024	Jun. 18, 2023	May 11, 2023	Sep. 13, 2022	Jun. 06, 2022	May 11, 2022	Apr. 04, 2022	Nov. 03, 2020	Oct. 31, 2020	Dec. 31, 2025	Feb. 29, 2024	Jan. 31, 2024	May 31, 2023	Apr. 30, 2022	Oct. 31, 2020	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 25, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Company transaction description									(i) the cancelation of the par value of the Company’s registered and issued ordinary shares; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and (iii) to amend the Company’s Amended and Restated Articles of Association accordingly.
Ordinary shares authorized									100,000,000,000												100,000,000							100,000,000	100,000,000	12,500,000,000
Exercise price, per share										$ 0.0001				$ 201.6									$ 0.0001		$ 991.20
Gross proceeds																								$ 6,000,000
Deducting issuance costs																								$ 5,397,000
Purchase and sale of shares														16,447
Issuance of warrants														16,447
Exercise term														5 years
Proceeds from private placements													$ 3,000,000	$ 3,000,000
Number of units sold										118,473
Aggregate of ordinary share																							6,033
Warrants exercisable shares																							16,447
Credit facility												$ 6,000,000
Other additional capital												3,000,000
First payment								$ 5,000,000				1,500,000
Principal payment												5,000,000
Outstanding loans												$ 500,000
Aggregate exercise amount																													$ 80,645,000
Other financing income expense																												$ 152,000	10,000
Warrant liabilities to additional paid in capital in amount							$ 6,143,000																						$ 6,143,000
Facility warrants exercised shares																							177,710					198,333	374,000
Gross proceeds																												$ 2,428,000	$ 4,578,000
Issuance costs											$ 2,961,000
Share price										$ 29.5425											$ 11.46		$ 29.5425					$ 11.46
Proceeds from warrant exercises																												$ 2,204,000	9,687,000
Net of issuance costs																												$ 9,585,000	13,731,000	5,397,000
Commitment shares																					78,500							78,500
Commitment amount					$ 30,000,000.0
Issuance of common stock		$ 2,190,000
Warrants liabilities																												$ (380,000)	(20,181,000)
Revaluation of derivatives and warrants liabilities other																												380,000	$ 1,346,000
Intra-Entity Agreement, Description				On April 24, 2025, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”), pursuant to which the Company may offer and sell, from time to time through A.G.P., ordinary shares in an at-the-market (“ATM”) offering for aggregate gross proceeds of up to $11.3 million. The ATM offering is conducted under the Company’s shelf registration statement on Form F-3, which was declared effective by the SEC on April 23, 2024. A.G.P. acts as sales agent and is entitled to a 3.0% commission on gross proceeds from any sales.
Deferred Offering Costs																															$ 13,700,000
Additional Paid in Capital, Common Stock																					$ 894,000							894,000
Granted options to purchase			16,667
Expense																												191,000
General and Administrative Expense																												$ 382,000
Weighted average volatility																												68.00%
Weighted average fair value of options granted per share																												$ 0.21	$ 0.53	$ 0.13
Total unrecognized share-based payment expenses related to nonvested awards																					$ 2,356,000							$ 2,356,000
Options expired																										257
Share-based payment																												0	$ 67,000	$ 20,000
Vesting rights															hese options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter
Number of options, Granted															1,050
Outstanding options															1,565
May 11 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment																												18,000	49,000	96,000
September 13 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment																												$ 5,000	19,000	22,000
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase																											2,291	100,200
Dividend yields percentage																												0.00%
Granted options shares																			238	257
Weighted average exercise price, Granted																			$ 1,473.30	$ 1,473.30
Share-based payment																												$ 45,000	$ 0
Vesting rights																												These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.	These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter
Reduced the exercise price																					$ 15.318						$ 444.00
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, Granted															$ 444.00
Share-based payment																												$ 5,000	$ 7,000	12,000
Number of options, Granted															417		2,280
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase																											1,417		11,200
Weighted average exercise price, Granted																	$ 444.00
Share-based payment																												$ 13,000	$ 14,000	5,000
Vesting rights																											These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.	13,035 to members of the Board and the Chairman of the Board). The RSUs vest over 36 months, with one-third vesting after one year and the remaining RSUs vesting over the following eight quarters. Some RSUs vest equally over twelve quarters
Number of options, Granted																	650
Outstanding options															1,534
Share-based payment																												$ 19,000
Share-based payment																												470,000	172,000
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, Granted																	$ 444.00
Share-based payment																												$ 8,000	$ 20,000	27,000
Number of options, Granted																	499
Ordinary shares																166
Officers And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, Granted															$ 1,473.30
Reduced the exercise price															$ 444.00
Employees One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment															$ 51,000
Additional fair value															$ 30,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																					9.0							$ 9.0
Risk free interest rates																												2.83%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																					$ 25.5							$ 25.5
Risk free interest rates																												3.66%
2017 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exceed ordinary shares																					309,625							309,625
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
commitment amount						$ 20,000,000.0
ordinary shares percentage						97.00%
Commitment shares						9,623															269,810							269,810	470,553
Issuance of common stock																												$ 7,537,000	$ 10,771,000
Warrants liabilities																													1,346
ATM Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares sold																												175,574
Stock Issued During Period, Value, New Issues																												$ 2,195,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from private placements											3,000
Outstanding line of credit											500
Credit Facility Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issuance amount																													1,229,000
Other financing income expense																													$ 1,229,000
Facility Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price decrease																							$ 12.24
Facility warrant shares										612,745													612,745
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable per share																													$ 93.00
PIPE Pre Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from warrant exercises																						$ 5,250,000
Net of issuance costs																						$ 5,063,000
Credit Facility Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrues interest at a rate												8.00%
Antidilution [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrsnta term																													5 years 6 months
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase agreement consideration											$ 3,500
Warrant [Member] | Knorr Bremse [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, per share														$ 201.6
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average life of the options																												10 years
Restricted Stock Unit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average fair value																					$ 0.41							$ 0.41	$ 0.53
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted options to purchase																					17,400							149,467
Share-based payment																												$ 541,000
Vested options to purchase																												18,167	27,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock description																		On April 4, 2022, the Company completed its IPO. As part of the securities issued pursuant to the IPO the Company issued warrants exercisable into an aggregate of 18,147 ordinary shares. These warrants are exercisable at an exercise price of $991.20 per ordinary share, became exercisable upon issuance, and will expire five years from the IPO date (April 2027). These warrants are classified as equity instruments in accordance with ASC 815-40.
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of units sold														16,447
Aggregate of ordinary share														16,447
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted ordinary shares																									1,009
Number of units sold	[1]																												9,623
Warrant liabilities to additional paid in capital in amount
Issuance costs																												$ 121,000	$ 252,000	$ 603,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, per share																					$ 12.24							$ 12.24
Warrants outstanding																					40,411,000							40,411,000
Aggregate exercise amount																												42,190,000
Exercisable per share																					$ 11.724							$ 11.724

[1]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).